Statement of Additional
Information Supplement                         42371   4/98
dated April 6, 1998 to:
_________________________________________________________________
Putnam Asia Pacific Fund II and Putnam Latin America Fund
(the "funds")

Statement of Additional Information dated March 23, 1998

The section entitled "Additional Officers" should be replaced with the following:

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of both funds, unless otherwise indicated, and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Ian C. Ferguson (age 40) (101 funds). Senior Managing Director of
Putnam Management.  Prior to April, 1996, Mr. Ferguson was CEO at
Hong Kong Shanghai Banking Corporation.

Brett C. Browchuk  (age 35) (52 funds). Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Thomas R. Haslett (age 36) (4 funds). Managing Director of Putnam
Management.  Prior to December, 1996, Mr. Haslett was Managing
Director at Montgomery Asset Management Ltd.

John J. Morgan, Jr. (age 57) (17 funds). Managing Director af
Putnam Management.

Deborah S. Farrell (age 41) (4 funds). Senior Vice President of
Putnam Management.  Prior to May, 1997, Ms. Farrell was a
Portfolio Manager at Emerging Markets Investors Corporation, and prior to May, 1994, Ms. Farrell was Division Manager, Asian
Capital Markets, at International Finance Corporation.

J. Peter Grant (age 55) (5 funds).  Senior Vice President of
Putnam Management.

Stephen Oler (age 36) (4 funds). Senior Vice President of Putnam
Management. Prior to June, 1997, Mr. Oler was a Vice President at Templeton Investments, and prior to March 1996 was a Senior
Vice President at Baring Asset Management Co.

Carmel Peters (age 46) (3 funds). Senior Vice President of Putnam
Management.  Prior to May, 1997, Ms. Peters was a Managing
Director and Chief Investment Officer of Wheelock Natwest
Investment Management, Hong Kong, and prior to February, 1996,
Ms. Peters was a Director and Chief Investment Officer of
Rothschild Asset Management Asia Pacific, Hong Kong.